17 Inventories	12 Months Ended
Dec. 31, 2019
Disclosure Of Inventories Abstract
Inventories
17	Inventories

	2019 £’000	2018 £’000	2017 £’000
Finished goods	–	–	941
Total inventories	–	–	941

There was no stock held at 31 December 2019. In 2017 a reserve was maintained against inventory that was not expected to be sold before its sell by date. The resulting charge to the discontinued element of the comprehensive statement of income in 2017 was £151k.